COMMITMENTS AND CONTINGENT LIABILITIES (Narrative) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Long-term Purchase Commitment [Line Items]
Minimum payment upon cancellation of cancelable operating lease agreements	$ 5
Facilities [Member]
Long-term Purchase Commitment [Line Items]
Operating leases expense	218	$ 204
Vehicles [Member]
Long-term Purchase Commitment [Line Items]
Operating leases expense	18	$ 20
Land Lords [Member]
Long-term Purchase Commitment [Line Items]
Restricted Cash and Cash Equivalents	58
May 2006 License Agreement [Member]
Long-term Purchase Commitment [Line Items]
Aggregate maintenance fees/royalties	960
Maintenance fees/royalties, noncurrent	500
June 2006 License Agreement [Member]
Long-term Purchase Commitment [Line Items]
Aggregate maintenance fees/royalties	445
Maintenance fees/royalties, noncurrent	188
August 2006 License Agreement [Member]
Long-term Purchase Commitment [Line Items]
Aggregate maintenance fees/royalties	320
Maintenance fees/royalties, noncurrent	155
December 2006 License Agreement [Member]
Long-term Purchase Commitment [Line Items]
Aggregate maintenance fees/royalties	274
Maintenance fees/royalties, noncurrent	94
May 2007 License Agreement [Member]
Long-term Purchase Commitment [Line Items]
Aggregate maintenance fees/royalties	690
Maintenance fees/royalties, noncurrent	375
January 2008 License Agreement [Member]
Long-term Purchase Commitment [Line Items]
Aggregate maintenance fees/royalties	440
Maintenance fees/royalties, noncurrent	$ 250